Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment, Net [Line Items]
Depreciation expenses		$ 235,827
Research and development expenses	19,375	2,038,923
Gain on disposal of fixed assets		58,621
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Loss on disposal of property, plant and equipment		1,421,782
Research and Development Expense [Member]
Property and Equipment, Net [Line Items]
Research and development expenses		$ 5,520